SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
SIGNIFICANT ACCOUNTING POLICIES
Schedule of consolidated financial statements with intercompany balances and transactions eliminated between the VIE and its subsidiary

	As of December 31,
	2019	2020

	(HK$ in thousands)
Total assets	68,480	162,897
Total liabilities	73,271	145,693

	Year ended December 31,
	2018	2019	2020

	(HK$ in thousands)
Total operating revenue	68,888	65,681	103,433
Net income	21,262	8,807	20,727

	Year ended December 31,
	2018	2019	2020

	(HK$ in thousands)
Net cash generated from/(used in) operating activities	1,664	(2,502)	(14,847)
Net cash generated from investing activities	—	2,233	17,104
Net increase/(decrease) in cash and cash equivalents	1,664	(269)	2,257
Cash and cash equivalents at beginning of the year	86	1,750	1,481
Cash and cash equivalents at end of the year	1,750	1,481	3,738

Schedule of property and equipment at the end of the estimated useful lives

Category	Estimated useful lives	Residual rate
Computers equipment	3 - 5 years	5%
Furniture and fixtures	3 - 5 years	5%
Office equipment	3 - 5 years	5%
Vehicle	5 years	5%
Office building	30 years	5%

Schedule of finite-lived intangible assets using estimated useful lives

Category	Estimated useful lives
Computer software	5 years
Golf membership	10 years

Schedule of brokerage commission income related to incentive program

	Year ended December 31,
	2018	2019	2020

		(HK$ in thousands)
Brokerage commission income, gross	377,731	441,669	1,807,203
Less: revenue netted or deferred	(101,634)	(89,044)	(276,155)
Brokerage commission income, net	276,097	352,625	1,531,048